Note 43 Insurance And Reinsurance Contracts In Income And Expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Insurance and reinsurance contracts in income and expense [Line Items]
Income from assets covered by insurance and reinsurance contracts	€ 3,890	€ 3,720	€ 3,081
Expense from liabilities covered by insurance and reinsurance contracts	(2,370)	(2,238)	(1,821)
Net income arising from insurance contracts	€ 1,520	€ 1,482	€ 1,261